BORROWINGS - Long-term borrowings - Narratives (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
BORROWINGS
2025	¥ 29,300
2026	24,829
2027	24,829
2028	24,829
2029	1,040
Thereafter	418
Total	¥ 105,245	¥ 156,730